Note 5 - Accounts Receivable and Work in Process (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable And Work In Process Table [Abstract]
Billings in Excess of Cost	$ 85,777	$ 83,813